SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

FSA Advisor Variable Annuity

Polaris Variable Annuity

Polaris Advantage Variable Annuity

Polaris Choice Variable Annuity

Polaris Choice III Variable Annuity

Polaris II Variable Annuity

WM Diversified Strategies III Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

FS VARIABLE ANNUITY ACCOUNT TWO

Vista Capital Advantage Variable Annuity

Effective October 9, 2017, the following Underlying Funds of the Anchor Series Trust (“AST”), SunAmerica Series Trust (“SAST”) and Seasons Series Trust (“SST”) have been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows. Please note that not all of these Trusts and/or Underlying Funds may be available in your product. Please check your product’s prospectus for availability and additional restrictions.

Current Underlying Fund Name	New Underlying Fund Name	Managed By:	Trust
Asset Allocation	SA Edge Asset Allocation	Principal Global Investors, LLC	AST

Capital Appreciation	SA Wellington Capital Appreciation	Wellington Management Company LLP	AST

Government and Quality Bond	SA Wellington Government and Quality Bond	Wellington Management Company LLP	AST

Growth and Income	SA Wellington Growth and Income	Wellington Management Company LLP	AST

Growth	SA Wellington Growth	Wellington Management Company LLP	AST

Natural Resources	SA Wellington Natural Resources	Wellington Management Company LLP	AST

Strategic Multi-Asset	SA Wellington Multi-Asset Income	Wellington Management Company LLP	AST

Aggressive Growth	SA WellsCap Aggressive Growth	Wells Capital Management Incorporated	SAST

American Funds® Asset Allocation SAST	SA American Funds® Asset Allocation	Capital Research and Management Company	SAST

American Funds® Global Growth SAST	SA American Funds® Global Growth	Capital Research and Management Company	SAST

American Funds® Growth SAST	SA American Funds® Growth	Capital Research and Management Company	SAST

American Funds® Growth-Income SAST	SA American Funds® Growth-Income	Capital Research and Management Company	SAST

Balanced	SA JPMorgan Balanced	J.P. Morgan Investment Management Inc.	SAST

Blue Chip Growth	SA MFS Blue Chip Growth	Massachusetts Financial Services Company	SAST

Capital Growth	SA Boston Company Capital Growth	The Boston Company Asset Management, LLC	SAST

Corporate Bond	SA Federated Corporate Bond	Federated Investment Management Company	SAST

“Dogs” of Wall Street	SA Dogs of Wall Street	SunAmerica Asset Management, LLC	SAST

Emerging Markets	SA JPMorgan Emerging Markets	J.P. Morgan Investment Management Inc.	SAST

Equity Opportunities	SA Oppenheimer Main Street Large Cap	Oppenheimer Funds, Inc.	SAST

Foreign Value	SA Franklin Foreign Value	Templeton Investment Counsel, LLC	SAST

Fundamental Growth	SA WellsCap Fundamental Growth	Wells Capital Management Incorporated	SAST

Global Bond	SA Goldman Sachs Global Bond	Goldman Sachs Asset Management International	SAST

Global Equities	SA JPMorgan Global Equities	J.P. Morgan Investment Management Inc.	SAST

Growth Opportunities	SA Invesco Growth Opportunities	Invesco Advisers, Inc.	SAST

Growth-Income	SA JPMorgan Equity-Income	J.P. Morgan Investment Management Inc.	SAST

High-Yield Bond	SA PineBridge High-Yield Bond	PineBridge Investments LLC	SAST

International Diversified Equities	SA Morgan Stanley International Equities	Morgan Stanley Investment Management Inc.	SAST

International Growth and Income	SA Putnam International Growth and Income	Putnam Investment Management, LLC	SAST

Mid-Cap Growth	SA JPMorgan Mid-Cap Growth	J.P. Morgan Investment Management Inc.	SAST

Real Estate	SA Pyramis Real Estate	FIAM LLC	SAST

Small & Mid Cap Value	SA AB Small & Mid Cap Value	AllianceBernstein L.P.	SAST

Small Company Value	SA Franklin Small Company Value	Franklin Advisory Services, LLC	SAST

SunAmerica Dynamic Allocation	SA VCP Dynamic Allocation	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST

SunAmerica Dynamic Strategy	SA VCP Dynamic Strategy	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST

Technology	SA Columbia Technology	Columbia Management Investment Advisers, LLC	SAST

Telecom Utility	SA MFS Telecom Utility	Massachusetts Financial Services Company	SAST

Ultra Short Bond	SA DFA Ultra Short Bond	Dimensional Fund Advisors LP	SAST

VCP Managed Asset Allocation SAST	SA American Funds® VCP Managed Asset Allocation	Capital Research and Management Company	SAST

VCP Total Return Balanced	SA PIMCO VCP Tactical Balanced	Pacific Investment Management Company LLC	SAST

VCP Value	SA Invesco VCP Equity-Income	Invesco Advisers, Inc.	SAST

Asset Allocation: Diversified Growth	SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC	SST

Diversified Fixed Income	SA Multi-Managed Diversified Fixed Income	PineBridge Investments LLC and Wellington Management Company, LLP	SST

International Equity	SA Multi-Managed International Equity	Schroder Investment Management North America Inc., T. Rowe Price Associates, Inc. and SunAmerica Asset Management, LLC	SST

Large Cap Growth	SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P., Janus Capital Management LLC and SunAmerica Asset Management, LLC	SST

Large Cap Value	SA Multi-Managed Large Cap Value	American Century Investment, Inc., Wellington Management Company LLP and SunAmerica Asset Management, LLC	SST

Managed Allocation Balanced	SA Allocation Balanced	SunAmerica Asset Management, LLC	SST

Managed Allocation Growth	SA Allocation Growth	SunAmerica Asset Management, LLC	SST

Managed Allocation Moderate	SA Allocation Moderate	SunAmerica Asset Management, LLC	SST

Managed Allocation Moderate Growth	SA Allocation Moderate Growth	SunAmerica Asset Management, LLC	SST

Mid Cap Growth	SA Multi-Managed Mid Cap Growth	T. Rowe Price Associates, Inc., Wellington Management Company LLP and SunAmerica Asset Management, LLC	SST

Mid Cap Value	SA Multi-Managed Mid Cap Value	T. Rowe Price Associates, Inc., Massachusetts Financial Services Company and SunAmerica Asset Management, LLC	SST

Small Cap	SA Multi-Managed Small Cap	PNC Capital Advisors, LLC, J.P. Morgan Investment Management Inc. and SunAmerica Asset Management, LLC	SST

Stock	SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc.	SST

Real Return	SA Wellington Real Return	Wellington Management Company LLP	SST

Dated: October 9, 2017                 Please keep this Supplement with your Prospectus

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